Loans - Schedule of Accretable Yield, or Income Expected to be Collected (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Accretable Yield, or Income Expected to be Collected [Abstract]
Balance at beginning of year	$ 227	$ 260
Accretion of income	(26)	(33)
Balance at end of year	$ 201	$ 227